Financial Instruments - Summary of 10% Strengthening/Weakening of Foreign Exchange Rate (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Percentage of change in foreign exchange rate for sensitivity analysis	10.00%	10.00%
Increase (decrease) in profit (loss) due to potential appreciation of foreign currency	₺ (346,599)	₺ 61,924
Increase (decrease) in profit (loss) due to potential depreciation of foreign currency	346,599	(61,924)
Increase (decrease) in equity due to potential appreciation of foreign currency	39,278	(94,845)
Increase (decrease) in equity due to potential depreciation of foreign currency	(43,055)	94,845
USD
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Increase (decrease) in profit (loss) due to potential appreciation of foreign currency	191,136	88,656
Increase (decrease) in profit (loss) due to potential depreciation of foreign currency	(191,136)	(88,656)
Increase (decrease) in equity due to potential appreciation of foreign currency	17,218	(14,984)
Increase (decrease) in equity due to potential depreciation of foreign currency	(20,995)	14,984
USD | Net assets and liability [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Increase (decrease) in profit (loss) due to potential appreciation of foreign currency	191,136	88,656
Increase (decrease) in profit (loss) due to potential depreciation of foreign currency	(191,136)	(88,656)
USD | Hedged portion of risk [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Increase (decrease) in equity due to potential appreciation of foreign currency	17,218	(14,984)
Increase (decrease) in equity due to potential depreciation of foreign currency	(20,995)	14,984
EUR
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Increase (decrease) in profit (loss) due to potential appreciation of foreign currency	(421,664)	34,304
Increase (decrease) in profit (loss) due to potential depreciation of foreign currency	421,664	(34,304)
Increase (decrease) in equity due to potential appreciation of foreign currency	24,020	(79,669)
Increase (decrease) in equity due to potential depreciation of foreign currency	(24,020)	79,669
EUR | Net assets and liability [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Increase (decrease) in profit (loss) due to potential appreciation of foreign currency	(421,664)	34,304
Increase (decrease) in profit (loss) due to potential depreciation of foreign currency	421,664	(34,304)
EUR | Hedged portion of risk [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Increase (decrease) in equity due to potential appreciation of foreign currency	24,020	(79,669)
Increase (decrease) in equity due to potential depreciation of foreign currency	(24,020)	79,669
RMB
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Increase (decrease) in profit (loss) due to potential appreciation of foreign currency	(116,071)	(61,036)
Increase (decrease) in profit (loss) due to potential depreciation of foreign currency	116,071	61,036
Increase (decrease) in equity due to potential appreciation of foreign currency	(1,960)	(192)
Increase (decrease) in equity due to potential depreciation of foreign currency	1,960	192
RMB | Net assets and liability [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Increase (decrease) in profit (loss) due to potential appreciation of foreign currency	(116,071)	(61,036)
Increase (decrease) in profit (loss) due to potential depreciation of foreign currency	116,071	61,036
RMB | Hedged portion of risk [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Increase (decrease) in equity due to potential appreciation of foreign currency	(1,960)	(192)
Increase (decrease) in equity due to potential depreciation of foreign currency	₺ 1,960	₺ 192